Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The numerators and denominators of the basic and diluted net income (loss) per share are computed as follows (in thousands, except per share, unit and per unit data):

	Successor
Basic and diluted net income (loss) per share	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020
Numerator:
Net income (loss)	$(123,552)	$(7,838)
Denominator:
Weighted average Shares outstanding—basic and diluted	107,009,834	105,000,000

Basic and diluted net loss per Share	$(1.15)	$(0.07)